UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $2,173,691 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
24/7 REAL MEDIA INC            COM NEW          901314203      523    50000 SH       SOLE                    50000
AETHER HLDGS INC               COM              00809C106     5623  1460400 SH       SOLE                  1460400
ALLTEL CORP                    COM              020039103    49372   762500 SH       SOLE                   762500
AMERICAN TOWER CORP            CL A             029912201   124363  4101679 SH       SOLE                  4101679
APPLE COMPUTER INC             COM              037833100    37632   600000 SH       SOLE                   600000
BAIDU COM INC                  SPON ADR REP A   056752108    16429   293000 SH       SOLE                   293000
BROADWING CORP                 COM              11161E101   110550  7500000 SH       SOLE                  7500000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    25159   942286 SH       SOLE                   942286
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   153666  2239697 SH       SOLE                  2239697
CITADEL BROADCASTING CORP      COM              17285T106    13131  1184042 SH       SOLE                  1184042
CONVERA CORP                   CL A             211919105     6230   650344 SH       SOLE                   650344
DISNEY WALT CO                 COM DISNEY       254687106    58569  2100000 SH       SOLE                  2100000
DOBSON COMMUNICATIONS CORP     CL A             256069105    84465 10531813 SH       SOLE                 10531813
EMMIS COMMUNICATIONS CORP      CL A             291525103    26101  1631300 SH       SOLE                  1631300
EQUINIX INC                    COM NEW          29444U502    65800  1024600 SH       SOLE                  1024600
FIRST AVE NETWORKS INC         COM              31865X106    36386  4130039 SH       SOLE                  4130039
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   117828  2030816 SH       SOLE                  2030816
GEMSTAR-TV GUIDE INTL INC      COM              36866W106     5577  1822527 SH       SOLE                  1822527
GETTY IMAGES INC               COM              374276103    22352   298500 SH       SOLE                   298500
GLOBAL CROSSING LTD            SHS NEW          G3921A175    15972   602700 SH       SOLE                   602700
GOOGLE INC                     CL A             38259P508   134121   343900 SH       SOLE                   343900
GREENFIELD ONLINE INC          COM              395150105     3489   582497 SH       SOLE                   582497
HOMESTORE INC                  COM              437852106    67567 10299849 SH       SOLE                 10299849
IBASIS INC		       COM              450732102     1729   785865 SH       SOLE                   785865
INTERPUBLIC GROUP COS INC      COM              460690100    23113  2417700 SH       SOLE                  2417700
LIBERTY MEDIA CORP NEW         COM SER A        530718105    59243  7216000 SH       SOLE                  7216000
LIONS GATE ENTMNT CORP         COM NEW          535919203    13984  1377700 SH       SOLE                  1377700
NETFLIX COM INC                COM              64110L106    65970  2275621 SH       SOLE                  2275621
NETRATINGS INC                 COM              64116M108    44540  3361484 SH       SOLE                  3361484
NEUSTAR INC                    CL A             64126X201    73938  2385100 SH       SOLE                  2385100
NTELOS HLDGS CORP              COM              67020Q107    14052  1003000 SH       SOLE                  1003000
ORASCOM TELECOM HOLDING SAE    COM              68554W205    56423  1031500 SH       SOLE                  1031500
PRIMEDIA INC                   COM              74157K101    14278  6897812 SH       SOLE                  6897812
RESEARCH IN MOTION LTD         COM              760975102    74003   871856 SH       SOLE                   871856
SBA COMMUNICATIONS CORP        COM              78388J106    85833  3666500 SH       SOLE                  3666500
SINA CORP                      ORD              G81477104    27855   998400 SH       SOLE                   998400
SIRIUS SATELLITE RADIO INC     COM              82966U103    31629  6238500 SH       SOLE                  6238500
SOHU COM INC                   COM              83408W103    18016   675000 SH       SOLE                   675000
SPRINT NEXTEL CORP             COM FON          852061100    65892  2550000 SH       SOLE                  2550000
TIME WARNER TELECOM INC        CL A             887319101    35900  2000000 SH       SOLE                  2000000
UNITED STATES CELLULAR CORP    COM              911684108    65884  1109900 SH       SOLE                  1109900
VALUECLICK INC                 COM              92046N102    37437  2212600 SH       SOLE                  2212600
VERIZON COMMUNICATIONS         COM              92343V104    32612   957500 SH       SOLE                   957500
WARNER MUSIC GROUP CORP        COM              934550104    41595  1917700 SH       SOLE                  1917700
XM SATELLITE RADIO HLDGS INC   CL A             983759101    11024   495000 SH       SOLE                   495000
YAHOO INC                      COM              984332106    93786  2907200 SH       SOLE                  2907200
YOUNG BROADCASTING INC         CL A             987434107     4050  1191046 SH       SOLE                  1191046